iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.8%
AAR Corp.
(a)
............................ 17,546 $ 1,219,798
AeroVironment, Inc.
(a)
...................... 11,817 2,298,406
BWX Technologies, Inc. .................... 38,887 5,088,364
Curtiss-Wright Corp. ....................... 11,326 4,231,733
Ducommun, Inc.
(a)
........................ 14,909 998,903
Hexcel Corp. ............................ 31,875 2,020,556
Kratos Defense & Security Solutions, Inc.
(a)(b)
...... 61,296 1,660,509
Leonardo DRS, Inc.
(a)
...................... 56,963 1,980,604
Mercury Systems, Inc.
(a)
.................... 50,428 2,074,104
Moog, Inc., Class A ....................... 18,235 4,034,858
Rocket Lab USA, Inc.
(a)(b)
.................... 123,638 3,372,845
Spirit AeroSystems Holdings, Inc., Class A
(a)
....... 32,045 1,036,976
Triumph Group, Inc.
(a)
...................... 52,796 1,016,323
V2X, Inc.
(a)
............................. 16,057 967,434
Woodward, Inc. .......................... 21,443 3,866,602
35,868,015
a
Air Freight & Logistics  — 0.1%
GXO Logistics, Inc.
(a)
...................... 49,192 2,992,349
a
Automobile Components  — 1.0%
BorgWarner, Inc. ......................... 111,368 3,822,150
Gentherm, Inc.
(a)
......................... 21,912 922,495
Goodyear Tire & Rubber Co. (The)
(a)
............ 137,679 1,478,672
LCI Industries ........................... 16,905 2,042,293
Lear Corp. ............................. 29,349 2,871,506
Modine Manufacturing Co.
(a)
................. 24,112 3,274,168
QuantumScape Corp., Class A
(a)(b)
............. 196,850 1,029,526
Standard Motor Products, Inc. ................ 28,574 939,513
Visteon Corp.
(a)
.......................... 21,016 1,962,264
XPEL, Inc.
(a)
............................ 23,491 1,021,859
19,364,446
a
Automobiles  — 0.5%
Harley-Davidson, Inc. ...................... 119,199 4,008,662
Lucid Group, Inc.
(a)(b)
....................... 564,449 1,230,499
Thor Industries, Inc. ....................... 19,518 2,178,209
Winnebago Industries, Inc. .................. 37,623 2,202,450
9,619,820
a
Banks  — 7.3%
Amalgamated Financial Corp. ................ 51,830 1,846,703
Ameris Bancorp .......................... 30,152 2,119,083
Associated Banc-Corp. ..................... 98,736 2,635,264
Atlantic Union Bankshares Corp. .............. 47,163 2,001,126
Banc of California, Inc. ..................... 79,788 1,374,747
Bancorp, Inc. (The)
(a)
...................... 26,800 1,565,924
Bank of Hawaii Corp. ...................... 20,323 1,605,110
Bank OZK ............................. 45,449 2,271,086
BankUnited, Inc. ......................... 28,928 1,217,001
Banner Corp. ........................... 44,501 3,319,330
Berkshire Hills Bancorp, Inc. ................. 126,644 3,860,109
Cadence Bank .......................... 73,268 2,798,105
Camden National Corp. .................... 46,234 2,178,084
Central Pacific Financial Corp. ................ 89,216 2,847,775
Columbia Banking System, Inc. ............... 80,795 2,505,453
Comerica, Inc. ........................... 53,427 3,860,101
Commerce Bancshares, Inc. ................. 38,133 2,812,309
Community Financial System, Inc. ............. 18,018 1,247,386
Cullen/Frost Bankers, Inc. ................... 15,542 2,185,516
Customers Bancorp, Inc.
(a)
................... 18,150 1,024,567
CVB Financial Corp. ....................... 94,972 2,224,244
East West Bancorp, Inc. .................... 70,140 7,692,955
Security Shares Value
a
Banks (continued)
Enterprise Financial Services Corp. ............ 38,864 $ 2,354,770
FB Financial Corp. ........................ 17,087 964,561
First BanCorp ........................... 154,799 3,201,243
First Busey Corp. ......................... 46,832 1,249,946
First Financial Bancorp ..................... 34,652 1,023,274
First Financial Bankshares, Inc. ............... 31,031 1,293,372
First Horizon Corp. ........................ 197,286 4,168,653
First Interstate BancSystem, Inc., Class A ........ 67,971 2,376,946
Flagstar Financial, Inc.
(b)
.................... 94,173 1,127,251
Fulton Financial Corp. ...................... 113,919 2,458,372
Glacier Bancorp, Inc. ...................... 74,162 4,293,238
Hancock Whitney Corp. .................... 27,768 1,648,864
Hanmi Financial Corp. ..................... 45,597 1,206,041
Heartland Financial USA, Inc. ................ 16,441 1,110,918
Heritage Commerce Corp. ................... 113,237 1,202,577
Independent Bank Corp. .................... 86,457 3,994,738
International Bancshares Corp. ............... 16,904 1,236,189
Live Oak Bancshares, Inc. ................... 20,822 986,963
Mercantile Bank Corp. ..................... 23,657 1,184,033
NBT Bancorp, Inc. ........................ 22,201 1,112,714
Old National Bancorp ...................... 148,488 3,438,982
Pacific Premier Bancorp, Inc. ................. 41,446 1,177,066
Pinnacle Financial Partners, Inc. ............... 32,722 4,159,293
Popular, Inc. ............................ 15,416 1,531,734
Provident Financial Services, Inc. .............. 44,398 937,686
Renasant Corp. .......................... 44,252 1,664,760
Sandy Spring Bancorp, Inc. .................. 39,570 1,490,998
ServisFirst Bancshares, Inc. ................. 11,241 1,076,663
SouthState Corp. ......................... 45,200 5,003,188
Synovus Financial Corp. .................... 91,239 5,207,010
Texas Capital Bancshares, Inc.
(a)
.............. 12,619 1,116,151
UMB Financial Corp. ...................... 22,167 2,781,737
United Bankshares, Inc. .................... 77,504 3,276,094
United Community Banks, Inc. ................ 26,006 879,263
Valley National Bancorp .................... 261,535 2,782,732
WaFd, Inc. ............................. 26,107 954,994
Washington Trust Bancorp, Inc. ............... 30,428 1,130,096
Webster Financial Corp. .................... 77,060 4,760,767
Western Alliance Bancorp ................... 45,560 4,264,872
Wintrust Financial Corp. .................... 9,215 1,271,762
Zions Bancorp NA ........................ 61,560 3,725,611
146,018,100
a
Beverages  — 0.2%
Celsius Holdings, Inc.
(a)
..................... 42,102 1,197,802
Coca-Cola Consolidated, Inc. ................. 891 1,162,123
Primo Brands Corp., Class A ................. 53,537 1,526,875
3,886,800
a
Biotechnology  — 4.9%
89bio, Inc.
(a)
............................ 107,540 966,785
ADMA Biologics, Inc.
(a)
..................... 64,133 1,289,715
Agios Pharmaceuticals, Inc.
(a)
................ 16,490 979,341
Alkermes PLC
(a)
.......................... 68,379 1,984,359
Apogee Therapeutics, Inc.
(a)
.................. 17,984 811,978
Arbutus Biopharma Corp.
(a)
.................. 262,275 907,471
Arcellx, Inc.
(a)(b)
.......................... 10,989 967,801
Arcutis Biotherapeutics, Inc.
(a)
................ 91,821 1,197,346
Arrowhead Pharmaceuticals, Inc.
(a)(b)
............ 47,601 1,239,054
Avidity Biosciences, Inc.
(a)
................... 35,943 1,546,627
Beam Therapeutics, Inc.
(a)
................... 34,915 955,624
Biohaven Ltd.
(a)
.......................... 40,530 1,864,785
Blueprint Medicines Corp.
(a)
.................. 12,508 1,205,521
Bridgebio Pharma, Inc.
(a)
.................... 38,560 1,044,590

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Catalyst Pharmaceuticals, Inc.
(a)
............... 42,141 $ 930,052
Celldex Therapeutics, Inc.
(a)(b)
................. 35,688 979,279
Cogent Biosciences, Inc.
(a)
................... 92,332 878,077
Crinetics Pharmaceuticals, Inc.
(a)
.............. 42,786 2,447,359
CRISPR Therapeutics AG
(a)(b)
................. 21,517 1,101,025
Cullinan Therapeutics, Inc.
(a)
................. 60,818 818,002
Cytokinetics, Inc.
(a)
........................ 48,812 2,531,390
Denali Therapeutics, Inc.
(a)
.................. 67,988 1,699,700
Dyne Therapeutics, Inc.
(a)
................... 28,205 863,355
Exelixis, Inc.
(a)
........................... 59,258 2,160,547
Geron Corp.
(a)(b)
.......................... 309,659 1,275,795
Halozyme Therapeutics, Inc.
(a)
................ 39,965 1,926,313
Ideaya Biosciences, Inc.
(a)
................... 50,757 1,388,711
Immunovant, Inc.
(a)(b)
....................... 33,086 933,025
Insmed, Inc.
(a)
........................... 61,140 4,595,282
Intellia Therapeutics, Inc.
(a)(b)
................. 59,327 926,688
Ionis Pharmaceuticals, Inc.
(a)(b)
................ 27,736 991,007
Janux Therapeutics, Inc.
(a)(b)
.................. 18,544 838,374
Keros Therapeutics, Inc.
(a)
................... 15,243 880,131
Krystal Biotech, Inc.
(a)
...................... 5,180 1,022,636
Kura Oncology, Inc.
(a)
...................... 53,790 593,842
Kymera Therapeutics, Inc.
(a)
.................. 22,299 1,044,708
Madrigal Pharmaceuticals, Inc.
(a)
.............. 3,046 999,667
MannKind Corp.
(a)
........................ 138,014 935,735
Merus NV
(a)(b)
............................ 28,185 1,263,815
MoonLake Immunotherapeutics, Class A
(a)(b)
....... 18,813 1,023,992
Myriad Genetics, Inc.
(a)
..................... 60,766 988,663
Natera, Inc.
(a)
........................... 39,767 6,672,107
Nurix Therapeutics, Inc.
(a)
................... 35,486 784,595
Nuvalent, Inc., Class A
(a)
.................... 11,456 1,107,566
Protagonist Therapeutics, Inc.
(a)
............... 23,022 1,008,364
Prothena Corp. PLC
(a)(b)
..................... 58,748 952,305
PTC Therapeutics, Inc.
(a)
.................... 23,063 1,012,004
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
...... 131,014 926,269
Relay Therapeutics, Inc.
(a)
................... 164,662 773,911
REVOLUTION Medicines, Inc.
(a)
............... 34,520 1,996,982
Rocket Pharmaceuticals, Inc.
(a)
................ 66,539 957,496
Roivant Sciences Ltd.
(a)
..................... 100,875 1,282,121
Sarepta Therapeutics, Inc.
(a)
................. 31,290 4,172,209
Savara, Inc.
(a)(b)
.......................... 293,399 985,821
Scholar Rock Holding Corp.
(a)
................ 35,143 1,402,206
Soleno Therapeutics, Inc.
(a)
.................. 17,139 903,397
SpringWorks Therapeutics, Inc.
(a)
.............. 27,641 1,146,549
Syndax Pharmaceuticals, Inc.
(a)
............... 57,128 955,180
TG Therapeutics, Inc.
(a)(b)
.................... 31,611 1,100,063
Twist Bioscience Corp.
(a)
.................... 22,668 1,114,812
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 28,817 1,372,554
Vaxcyte, Inc.
(a)
........................... 51,974 4,903,227
Vera Therapeutics, Inc., Class A
(a)(b)
............. 21,755 1,082,311
Veracyte, Inc.
(a)
.......................... 24,294 1,043,427
Viking Therapeutics, Inc.
(a)(b)
.................. 38,832 2,055,766
Viridian Therapeutics, Inc.
(a)
.................. 42,783 921,974
Xenon Pharmaceuticals, Inc.
(a)
................ 60,341 2,572,337
Zymeworks, Inc.
(a)
........................ 69,397 977,804
97,181,524
a
Broadline Retail  — 0.5%
Etsy, Inc.
(a)(b)
............................ 38,321 2,102,290
Kohl's Corp. ............................ 54,362 813,799
Macy's, Inc. ............................ 157,192 2,552,798
Nordstrom, Inc. .......................... 58,911 1,337,869
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 24,192 2,393,798
Savers Value Village, Inc.
(a)
.................. 98,050 916,768
10,117,322
a
Security Shares Value
a
Building Products  — 1.8%
AAON, Inc. ............................. 33,451 $ 4,560,709
Advanced Drainage Systems, Inc. ............. 35,262 4,770,596
American Woodmark Corp.
(a)
................. 14,642 1,329,201
Armstrong World Industries, Inc. ............... 27,100 4,331,393
AZEK Co., Inc. (The), Class A
(a)
............... 35,171 1,868,283
AZZ, Inc. .............................. 14,387 1,340,005
Gibraltar Industries, Inc.
(a)
................... 15,601 1,130,136
Hayward Holdings, Inc.
(a)
.................... 76,313 1,233,218
JELD-WEN Holding, Inc.
(a)
................... 94,777 1,032,122
Quanex Building Products Corp. ............... 32,160 957,082
Resideo Technologies, Inc.
(a)
................. 151,838 4,126,957
Simpson Manufacturing Co., Inc. .............. 8,076 1,521,518
Trex Co., Inc.
(a)
.......................... 21,024 1,577,431
Zurn Elkay Water Solutions Corp. .............. 166,473 6,628,955
36,407,606
a
Capital Markets  — 2.9%
Affiliated Managers Group, Inc. ............... 18,229 3,418,667
Artisan Partners Asset Management, Inc., Class A ... 41,036 2,002,146
BGC Group, Inc., Class A ................... 94,017 915,726
Blue Owl Capital, Inc., Class A ................ 95,553 2,267,473
DigitalBridge Group, Inc., Class A .............. 77,172 1,010,953
Donnelley Financial Solutions, Inc.
(a)
............ 40,507 2,440,547
Evercore, Inc., Class A ..................... 7,369 2,268,915
Interactive Brokers Group, Inc., Class A .......... 38,300 7,318,747
Invesco Ltd. ............................ 274,436 4,964,547
Janus Henderson Group PLC ................ 192,372 8,710,604
Jefferies Financial Group, Inc. ................ 26,316 2,082,648
Lazard, Inc. ............................ 65,386 3,796,965
Moelis & Co., Class A ...................... 4,749 365,578
Morningstar, Inc. ......................... 10,708 3,792,238
Piper Sandler Companies ................... 6,160 2,112,818
PJT Partners, Inc., Class A .................. 13,779 2,306,053
Stifel Financial Corp. ...................... 31,565 3,655,227
TPG, Inc., Class A ........................ 15,259 1,067,520
Victory Capital Holdings, Inc., Class A ........... 30,511 2,119,904
Virtu Financial, Inc., Class A .................. 28,428 1,060,649
WisdomTree, Inc. ......................... 89,947 1,074,867
58,752,792
a
Chemicals  — 1.6%
Arcadium Lithium PLC
(a)
.................... 401,435 2,107,534
Avient Corp. ............................ 34,478 1,766,998
Axalta Coating Systems Ltd.
(a)
................ 121,751 4,926,046
Balchem Corp. .......................... 12,670 2,287,188
Cabot Corp. ............................ 22,900 2,510,298
Chemours Co. (The) ....................... 58,706 1,276,268
Element Solutions, Inc. ..................... 63,827 1,830,558
FMC Corp. ............................. 49,643 2,933,405
Hawkins, Inc. ........................... 10,004 1,345,638
HB Fuller Co. ........................... 34,978 2,689,458
Innospec, Inc. ........................... 8,084 958,843
Koppers Holdings, Inc. ..................... 37,493 1,441,981
Minerals Technologies, Inc. .................. 23,173 1,890,222
Sensient Technologies Corp. ................. 23,874 1,853,577
Stepan Co. ............................. 15,259 1,173,417
Tronox Holdings PLC ...................... 89,379 1,081,486
32,072,917
a
Commercial Services & Supplies  — 1.2%
ABM Industries, Inc. ....................... 28,111 1,607,106
ACV Auctions, Inc., Class A
(a)(b)
................ 55,006 1,244,236
Brady Corp., Class A, NVS .................. 34,694 2,598,234
CECO Environmental Corp.
(a)
................. 37,690 1,207,964
Clean Harbors, Inc.
(a)
...................... 5,629 1,464,047

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
HNI Corp. .............................. 48,605 $ 2,753,473
Interface, Inc. ........................... 40,464 1,074,319
MillerKnoll, Inc. .......................... 40,600 1,020,684
MSA Safety, Inc. ......................... 18,151 3,154,825
OPENLANE, Inc.
(a)
........................ 55,101 1,113,040
Pitney Bowes, Inc. ........................ 120,213 968,917
Tetra Tech, Inc. .......................... 81,870 3,398,424
Vestis Corp. ............................ 67,161 1,079,949
Viad Corp.
(a)
............................ 22,671 1,013,847
VSE Corp. ............................. 10,536 1,235,451
24,934,516
a
Communications Equipment  — 0.7%
Calix, Inc.
(a)
............................. 36,051 1,172,739
Ciena Corp.
(a)
........................... 50,168 3,497,713
CommScope Holding Co., Inc.
(a)
............... 215,854 1,029,624
Digi International, Inc.
(a)
..................... 30,002 996,666
Extreme Networks, Inc.
(a)
.................... 58,326 968,212
Harmonic, Inc.
(a)(b)
........................ 85,936 1,101,699
Infinera Corp.
(a)(b)
......................... 145,224 959,931
Lumentum Holdings, Inc.
(a)
.................. 23,469 2,041,099
NETGEAR, Inc.
(a)
......................... 43,648 1,073,741
Ribbon Communications, Inc.
(a)
............... 250,095 977,871
13,819,295
a
Construction & Engineering  — 1.9%
API Group Corp.
(a)
........................ 26,718 1,009,406
Arcosa, Inc. ............................ 29,822 3,239,862
Argan, Inc. ............................. 6,478 1,010,179
Comfort Systems USA, Inc. .................. 15,667 7,728,061
Dycom Industries, Inc.
(a)
.................... 11,254 2,038,775
Fluor Corp.
(a)
............................ 32,568 1,828,042
Granite Construction, Inc. ................... 16,504 1,640,002
IES Holdings, Inc.
(a)
....................... 4,309 1,335,165
MasTec, Inc.
(a)(b)
.......................... 22,921 3,301,999
MYR Group, Inc.
(a)
........................ 13,643 2,154,230
Primoris Services Corp. .................... 31,053 2,599,447
Sterling Infrastructure, Inc.
(a)
................. 11,975 2,328,539
Valmont Industries, Inc. ..................... 9,726 3,383,286
WillScot Holdings Corp., Class A
(a)(b)
............ 88,304 3,376,745
36,973,738
a
Construction Materials  — 0.5%
Eagle Materials, Inc.
(b)
...................... 5,763 1,780,306
Knife River Corp.
(a)
........................ 24,446 2,530,161
Summit Materials, Inc., Class A
(a)
.............. 94,511 4,814,390
9,124,857
a
Consumer Finance  — 0.9%
Encore Capital Group, Inc.
(a)
................. 44,164 2,172,206
Green Dot Corp., Class A
(a)
.................. 13,074 134,270
OneMain Holdings, Inc. ..................... 68,087 3,904,790
PRA Group, Inc.
(a)
........................ 43,381 919,677
PROG Holdings, Inc. ...................... 21,026 1,023,125
SLM Corp. ............................. 116,752 3,196,670
SoFi Technologies, Inc.
(a)
.................... 316,780 5,198,360
Upstart Holdings, Inc.
(a)(b)
.................... 26,482 2,086,517
18,635,615
a
Consumer Staples Distribution & Retail  — 2.0%
Andersons, Inc. (The) ...................... 67,235 3,209,799
BJ's Wholesale Club Holdings, Inc.
(a)
............ 52,044 5,011,837
Casey's General Stores, Inc. ................. 22,836 9,611,444
Grocery Outlet Holding Corp.
(a)(b)
............... 50,751 1,065,771
Maplebear, Inc.
(a)
......................... 22,313 974,409
Sprouts Farmers Market, Inc.
(a)
................ 52,310 8,080,849
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
U.S. Foods Holding Corp.
(a)
.................. 154,261 $ 10,762,790
United Natural Foods, Inc.
(a)
.................. 46,798 1,161,994
39,878,893
a
Containers & Packaging  — 1.0%
AptarGroup, Inc. ......................... 26,326 4,553,345
Berry Global Group, Inc. .................... 47,565 3,439,425
Graphic Packaging Holding Co. ............... 176,535 5,311,938
Greif, Inc., Class A ........................ 15,314 1,087,753
Greif, Inc., Class B, NVS .................... 14,006 1,060,815
O-I Glass, Inc.
(a)
.......................... 77,804 980,331
Sealed Air Corp. ......................... 36,275 1,327,665
Sonoco Products Co. ...................... 40,291 2,090,297
19,851,569
a
Diversified Consumer Services  — 1.4%
ADT, Inc. .............................. 374,571 2,854,231
Adtalem Global Education, Inc.
(a)
.............. 10,771 984,577
Bright Horizons Family Solutions, Inc.
(a)
.......... 39,931 4,617,222
Coursera, Inc.
(a)
.......................... 131,983 1,049,265
Duolingo, Inc., Class A
(a)(b)
................... 11,887 4,139,885
Frontdoor, Inc.
(a)
.......................... 68,539 4,016,385
H&R Block, Inc. .......................... 56,502 3,349,439
Service Corp. International .................. 52,592 4,659,125
Stride, Inc.
(a)
............................ 22,199 2,372,407
28,042,536
a
Diversified REITs  — 0.4%
American Assets Trust, Inc. .................. 45,921 1,305,993
Armada Hoffler Properties, Inc. ............... 87,839 970,621
Broadstone Net Lease, Inc. .................. 61,744 1,081,137
Empire State Realty Trust, Inc., Class A .......... 97,359 1,067,055
Essential Properties Realty Trust, Inc. ........... 118,481 4,040,202
8,465,008
a
Diversified Telecommunication Services  — 0.6%
AST SpaceMobile, Inc., Class A
(a)
.............. 56,061 1,334,812
Cogent Communications Holdings, Inc. .......... 30,769 2,528,904
Frontier Communications Parent, Inc.
(a)
.......... 71,249 2,480,178
Iridium Communications, Inc. ................. 77,927 2,315,990
Lumen Technologies, Inc.
(a)
.................. 382,246 2,805,686
11,465,570
a
Electrical Equipment  — 1.4%
Acuity Brands, Inc. ........................ 16,658 5,342,054
American Superconductor Corp.
(a)
............. 26,376 898,367
Atkore, Inc. ............................. 18,729 1,766,332
Bloom Energy Corp., Class A
(a)(b)
.............. 75,938 2,084,498
Generac Holdings, Inc.
(a)(b)
................... 21,897 4,121,015
NEXTracker, Inc., Class A
(a)
.................. 51,183 1,953,143
NuScale Power Corp., Class A
(a)(b)
.............. 38,559 1,143,274
nVent Electric PLC ........................ 54,780 4,289,822
Plug Power, Inc.
(a)(b)
....................... 488,854 1,095,033
Powell Industries, Inc. ...................... 4,177 1,116,846
Regal Rexnord Corp. ...................... 12,788 2,208,616
Sensata Technologies Holding PLC ............ 37,788 1,214,506
Sunrun, Inc.
(a)
........................... 93,501 1,078,067
28,311,573
a
Electronic Equipment, Instruments & Components  — 3.3%
Advanced Energy Industries, Inc. .............. 27,730 3,190,059
Arlo Technologies, Inc.
(a)
.................... 84,063 943,187
Arrow Electronics, Inc.
(a)
.................... 24,076 2,892,972
Avnet, Inc. ............................. 97,547 5,336,796
Badger Meter, Inc. ........................ 24,095 5,224,278
Belden, Inc. ............................ 29,180 3,571,632

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics, Inc. ................. 54,771 $ 2,655,846
Cognex Corp. ........................... 33,615 1,343,928
Coherent Corp.
(a)
......................... 54,427 5,451,408
CTS Corp. ............................. 19,776 1,085,900
ePlus, Inc.
(a)
............................ 12,648 1,022,717
Fabrinet
(a)
.............................. 11,895 2,790,329
Flex Ltd.
(a)
.............................. 159,425 6,212,792
Insight Enterprises, Inc.
(a)
................... 13,972 2,185,920
Itron, Inc.
(a)
............................. 28,908 3,426,465
Kimball Electronics, Inc.
(a)
................... 73,066 1,432,824
Littelfuse, Inc. ........................... 9,740 2,402,566
Mirion Technologies, Inc., Class A
(a)(b)
........... 94,445 1,593,287
Novanta, Inc.
(a)
.......................... 20,086 3,353,960
PAR Technology Corp.
(a)
.................... 18,640 1,512,450
Plexus Corp.
(a)
........................... 18,609 3,059,320
Rogers Corp.
(a)
.......................... 18,326 1,898,207
TD SYNNEX Corp. ........................ 15,159 1,803,770
Vontier Corp. ............................ 60,115 2,360,115
66,750,728
a
Energy Equipment & Services  — 1.3%
Archrock, Inc. ........................... 75,113 1,924,395
Cactus, Inc., Class A ...................... 35,355 2,427,474
ChampionX Corp. ........................ 106,085 3,283,331
Core Laboratories, Inc.
(b)
.................... 60,199 1,225,050
Expro Group Holdings NV
(a)
.................. 98,174 1,363,637
Innovex International, Inc.
(a)(b)
................. 60,362 982,090
NOV, Inc. .............................. 182,041 2,916,297
Oceaneering International, Inc.
(a)
.............. 42,929 1,287,011
TechnipFMC PLC ........................ 259,015 8,125,301
Weatherford International PLC ................ 33,838 2,784,867
26,319,453
a
Entertainment  — 0.4%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
..... 211,626 1,047,548
Cinemark Holdings, Inc.
(a)
................... 51,729 1,785,685
IMAX Corp.
(a)
........................... 60,143 1,582,964
Lions Gate Entertainment Corp., Class A
(a)
........ 126,553 1,042,797
TKO Group Holdings, Inc., Class A
(a)
............ 22,727 3,135,417
8,594,411
a
Financial Services  — 2.0%
Affirm Holdings, Inc., Class A
(a)
................ 83,107 5,818,321
AvidXchange Holdings, Inc.
(a)
................. 91,399 1,045,605
Flywire Corp.
(a)
.......................... 50,259 1,141,382
HA Sustainable Infrastructure Capital, Inc. ........ 71,782 2,251,084
Jackson Financial, Inc., Class A ............... 27,455 2,750,717
MGIC Investment Corp. .................... 179,928 4,724,909
Mr Cooper Group, Inc.
(a)
.................... 10,745 1,060,209
NMI Holdings, Inc.
(a)
....................... 68,945 2,757,111
Payoneer Global, Inc.
(a)
..................... 123,933 1,352,109
PennyMac Financial Services, Inc. ............. 15,049 1,612,199
Radian Group, Inc. ........................ 63,384 2,268,513
Rocket Companies, Inc., Class A
(a)
............. 68,857 1,000,492
Shift4 Payments, Inc., Class A
(a)(b)
.............. 11,780 1,343,862
Voya Financial, Inc. ....................... 37,039 3,074,237
Walker & Dunlop, Inc. ...................... 9,858 1,086,154
Western Union Co. (The) ................... 112,387 1,237,381
WEX, Inc.
(a)(b)
............................ 25,055 4,726,876
39,251,161
a
Food Products  — 1.1%
Cal-Maine Foods, Inc. ...................... 10,621 1,036,716
Darling Ingredients, Inc.
(a)
................... 83,105 3,368,246
Freshpet, Inc.
(a)
.......................... 25,340 3,878,287
Security Shares Value
a
Food Products (continued)
Hain Celestial Group, Inc. (The)
(a)(b)
............. 145,174 $ 1,200,589
Ingredion, Inc. ........................... 54,108 7,972,273
Post Holdings, Inc.
(a)
....................... 8,704 1,048,658
Simply Good Foods Co. (The)
(a)
............... 26,217 1,043,174
TreeHouse Foods, Inc.
(a)
.................... 30,373 1,043,009
Vital Farms, Inc.
(a)
........................ 34,081 1,131,489
WK Kellogg Co .......................... 55,500 1,154,400
22,876,841
a
Gas Utilities  — 1.7%
Chesapeake Utilities Corp. .................. 25,374 3,343,024
National Fuel Gas Co. ..................... 74,311 4,753,675
New Jersey Resources Corp. ................. 86,668 4,470,335
Northwest Natural Holding Co. ................ 36,830 1,613,891
ONE Gas, Inc. ........................... 86,088 6,712,281
Southwest Gas Holdings, Inc. ................ 35,340 2,762,174
Spire, Inc. .............................. 50,110 3,667,551
UGI Corp. .............................. 221,596 6,729,871
34,052,802
a
Ground Transportation  — 1.7%
ArcBest Corp.
(b)
.......................... 8,666 999,017
Avis Budget Group, Inc. .................... 9,277 1,011,842
Landstar System, Inc. ...................... 21,707 4,035,765
Lyft, Inc., Class A
(a)
........................ 112,639 1,955,413
RXO, Inc.
(a)(b)
............................ 61,223 1,845,874
Ryder System, Inc. ........................ 33,732 5,695,311
Saia, Inc.
(a)(b)
............................ 9,340 5,315,207
Schneider National, Inc., Class B .............. 113,144 3,802,770
Werner Enterprises, Inc. .................... 40,638 1,661,282
XPO, Inc.
(a)
............................. 43,591 6,643,704
32,966,185
a
Health Care Equipment & Supplies  — 2.6%
Artivion, Inc.
(a)
........................... 35,506 1,048,137
AtriCure, Inc.
(a)
.......................... 33,915 1,226,366
CONMED Corp. .......................... 12,905 955,486
Dentsply Sirona, Inc. ...................... 55,039 1,081,516
Embecta Corp. .......................... 62,860 1,309,374
Enovis Corp.
(a)
........................... 35,809 1,747,837
Envista Holdings Corp.
(a)
.................... 56,889 1,268,056
Glaukos Corp.
(a)
.......................... 30,500 4,381,325
Globus Medical, Inc., Class A
(a)
............... 27,559 2,359,326
Haemonetics Corp.
(a)(b)
..................... 26,133 2,285,854
ICU Medical, Inc.
(a)
........................ 9,241 1,515,154
Inari Medical, Inc.
(a)
....................... 23,967 1,244,367
Inspire Medical Systems, Inc.
(a)
............... 9,456 1,822,739
Integer Holdings Corp.
(a)
.................... 16,101 2,262,191
Integra LifeSciences Holdings Corp.
(a)
........... 41,509 1,020,291
iRhythm Technologies, Inc.
(a)
................. 11,033 959,485
Lantheus Holdings, Inc.
(a)
................... 25,037 2,235,053
LivaNova PLC
(a)
.......................... 17,934 941,535
Masimo Corp.
(a)
.......................... 11,324 1,953,843
Merit Medical Systems, Inc.
(a)
................. 33,084 3,437,428
Neogen Corp.
(a)
.......................... 63,289 897,438
Novocure Ltd.
(a)
.......................... 53,787 1,077,891
Omnicell, Inc.
(a)
.......................... 21,207 988,034
Penumbra, Inc.
(a)
......................... 13,890 3,390,827
PROCEPT BioRobotics Corp.
(a)(b)
.............. 19,466 1,860,755
QuidelOrtho Corp.
(a)(b)
...................... 24,169 990,929
RxSight, Inc.
(a)
........................... 21,765 1,020,343
SI-BONE, Inc.
(a)
.......................... 72,883 988,293
STAAR Surgical Co.
(a)
...................... 33,787 983,202
Tandem Diabetes Care, Inc.
(a)
................ 32,465 994,403
TransMedics Group, Inc.
(a)(b)
.................. 10,386 900,570

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
UFP Technologies, Inc.
(a)
.................... 3,060 $ 988,135
Varex Imaging Corp.
(a)
..................... 69,853 1,165,148
51,301,331
a
Health Care Providers & Services  — 2.7%
Acadia Healthcare Co., Inc.
(a)
................. 48,888 1,986,319
Addus HomeCare Corp.
(a)
................... 7,786 956,432
Alignment Healthcare, Inc.
(a)
................. 76,065 959,180
Amedisys, Inc.
(a)
......................... 24,592 2,247,955
AMN Healthcare Services, Inc.
(a)(b)
............. 50,885 1,324,537
BrightSpring Health Services, Inc.
(a)
............ 48,777 941,396
Brookdale Senior Living, Inc.
(a)
................ 176,280 1,001,270
Castle Biosciences, Inc.
(a)
................... 30,335 918,544
Chemed Corp. ........................... 6,886 3,941,478
Concentra Group Holdings Parent, Inc. .......... 30,437 664,135
CorVel Corp.
(a)
........................... 4,237 1,548,200
Encompass Health Corp. ................... 51,884 5,340,939
Ensign Group, Inc. (The) .................... 25,378 3,710,517
Fulgent Genetics, Inc.
(a)
.................... 52,064 952,771
Guardant Health, Inc.
(a)
..................... 44,523 1,585,464
HealthEquity, Inc.
(a)
........................ 32,483 3,298,324
Hims & Hers Health, Inc., Class A
(a)(b)
........... 67,354 2,170,146
NeoGenomics, Inc.
(a)
...................... 59,953 1,062,967
Option Care Health, Inc.
(a)
................... 85,152 2,026,618
Owens & Minor, Inc.
(a)
...................... 78,782 1,061,193
Patterson Companies, Inc. .................. 153,330 3,295,062
Pediatrix Medical Group, Inc.
(a)
................ 63,427 948,868
Pennant Group, Inc. (The)
(a)
.................. 34,369 1,071,625
Premier, Inc., Class A ...................... 94,010 2,152,829
Privia Health Group, Inc.
(a)
................... 69,908 1,501,624
Progyny, Inc.
(a)(b)
......................... 69,728 1,085,665
RadNet, Inc.
(a)
........................... 24,316 1,988,076
Select Medical Holdings Corp. ................ 37,720 796,269
Tenet Healthcare Corp.
(a)
.................... 26,598 3,795,003
54,333,406
a
Health Care REITs  — 0.6%
CareTrust REIT, Inc. ....................... 77,125 2,297,554
Community Healthcare Trust, Inc. .............. 50,808 960,271
Healthcare Realty Trust, Inc., Class A ........... 57,261 1,049,022
Medical Properties Trust, Inc.
(b)
................ 232,675 1,021,443
Omega Healthcare Investors, Inc. .............. 91,346 3,709,561
Sabra Health Care REIT, Inc. ................. 104,906 1,964,889
11,002,740
a
Health Care Technology  — 0.1%
Doximity, Inc., Class A
(a)
.................... 32,944 1,746,032
Teladoc Health, Inc.
(a)
...................... 100,886 1,208,614
2,954,646
a
Hotel & Resort REITs  — 0.4%
Park Hotels & Resorts, Inc. .................. 66,443 1,033,189
Pebblebrook Hotel Trust .................... 96,984 1,343,228
Ryman Hospitality Properties, Inc. ............. 32,823 3,848,169
Xenia Hotels & Resorts, Inc. ................. 67,317 1,035,335
7,259,921
a
Hotels, Restaurants & Leisure  — 3.3%
Aramark ............................... 109,306 4,447,661
Boyd Gaming Corp. ....................... 21,442 1,583,492
Brinker International, Inc.
(a)
.................. 21,184 2,802,008
Caesars Entertainment, Inc.
(a)
................ 96,767 3,724,562
Cava Group, Inc.
(a)
........................ 26,561 3,742,445
Choice Hotels International, Inc.
(b)
.............. 21,341 3,227,613
Churchill Downs, Inc. ...................... 14,128 2,007,730
Dave & Buster's Entertainment, Inc.
(a)
........... 24,047 945,528
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Dutch Bros, Inc., Class A
(a)
.................. 24,037 $ 1,291,508
Everi Holdings, Inc.
(a)
...................... 97,795 1,317,299
Global Business Travel Group I, Class A
(a)
........ 257,027 2,413,484
Hilton Grand Vacations, Inc.
(a)
................ 35,798 1,517,477
Life Time Group Holdings, Inc.
(a)
............... 39,908 968,567
Light & Wonder, Inc.
(a)(b)
..................... 37,567 3,570,368
Marriott Vacations Worldwide Corp. ............. 13,844 1,374,017
Norwegian Cruise Line Holdings Ltd.
(a)
........... 169,467 4,556,968
Penn Entertainment, Inc.
(a)(b)
................. 45,459 981,460
Planet Fitness, Inc., Class A
(a)
................ 36,519 3,635,466
Playa Hotels & Resorts NV
(a)
................. 111,439 1,090,988
Shake Shack, Inc., Class A
(a)
................. 13,418 1,794,389
Six Flags Entertainment Corp.
(a)
............... 24,930 1,151,517
Sweetgreen, Inc., Class A
(a)
.................. 30,535 1,251,324
Texas Roadhouse, Inc. ..................... 8,211 1,685,472
Travel + Leisure Co. ....................... 42,669 2,383,917
United Parks & Resorts, Inc.
(a)(b)
............... 17,686 1,037,107
Vail Resorts, Inc. ......................... 21,539 3,860,650
Wendy's Co. (The) ........................ 76,918 1,412,214
Wingstop, Inc. ........................... 9,656 3,174,603
Wyndham Hotels & Resorts, Inc. .............. 32,497 3,190,555
66,140,389
a
Household Durables  — 2.1%
Century Communities, Inc. .................. 12,102 1,093,537
Champion Homes, Inc.
(a)
.................... 9,773 1,013,753
Green Brick Partners, Inc.
(a)
.................. 13,666 976,572
Helen of Troy Ltd.
(a)
....................... 15,050 1,103,617
Installed Building Products, Inc. ............... 8,857 2,025,950
KB Home .............................. 44,185 3,655,867
Leggett & Platt, Inc. ....................... 85,005 1,070,213
M/I Homes, Inc.
(a)
......................... 6,329 1,044,475
Meritage Homes Corp. ..................... 16,310 3,116,352
Mohawk Industries, Inc.
(a)
................... 9,010 1,250,858
Newell Brands, Inc. ....................... 225,075 2,158,469
Sonos, Inc.
(a)(b)
........................... 99,321 1,351,759
Taylor Morrison Home Corp.
(a)
................ 40,100 2,962,187
Tempur Sealy International, Inc. ............... 37,446 2,096,227
Toll Brothers, Inc. ......................... 29,356 4,848,731
TopBuild Corp.
(a)
......................... 12,110 4,730,650
Tri Pointe Homes, Inc.
(a)
.................... 56,853 2,474,811
Whirlpool Corp. .......................... 35,466 3,951,622
40,925,650
a
Household Products  — 0.2%
Energizer Holdings, Inc. .................... 33,137 1,262,851
Spectrum Brands Holdings, Inc. ............... 10,788 991,956
WD-40 Co. ............................. 7,318 2,027,745
4,282,552
a
Independent Power and Renewable Electricity Producers  — 0.3%
Clearway Energy, Inc., Class A ................ 37,421 1,040,678
Clearway Energy, Inc., Class C ............... 36,772 1,084,406
NextEra Energy Partners, LP ................. 58,357 1,019,497
Ormat Technologies, Inc. .................... 26,558 2,167,664
5,312,245
a
Industrial REITs  — 0.7%
Americold Realty Trust, Inc. .................. 47,985 1,144,922
EastGroup Properties, Inc. .................. 22,013 3,790,859
First Industrial Realty Trust, Inc. ............... 17,424 931,313
Rexford Industrial Realty, Inc. ................ 150,110 6,316,629
Terreno Realty Corp. ...................... 42,648 2,585,748
14,769,471
a

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Insurance  — 3.4%
Assured Guaranty Ltd. ..................... 12,419 $ 1,158,444
Axis Capital Holdings Ltd. ................... 61,012 5,676,556
Baldwin Insurance Group, Inc. (The), Class A
(a)(b)
.... 37,897 1,855,437
CNO Financial Group, Inc. ................... 104,129 4,154,747
First American Financial Corp. ................ 24,209 1,698,261
Globe Life, Inc. .......................... 21,101 2,347,275
Goosehead Insurance, Inc., Class A
(a)
........... 7,963 1,004,294
Hanover Insurance Group, Inc. (The) ........... 17,257 2,847,578
Kinsale Capital Group, Inc. .................. 7,280 3,701,443
Lincoln National Corp. ..................... 48,970 1,740,394
Old Republic International Corp. ............... 44,742 1,743,596
Oscar Health, Inc., Class A
(a)
................. 73,078 1,266,442
Palomar Holdings, Inc.
(a)
.................... 16,376 1,773,521
Primerica, Inc. ........................... 12,981 3,929,998
Reinsurance Group of America, Inc. ............ 27,901 6,372,588
RenaissanceRe Holdings Ltd. ................ 15,280 4,372,372
RLI Corp. .............................. 19,902 3,500,762
Ryan Specialty Holdings, Inc., Class A ........... 38,727 2,920,016
Selective Insurance Group, Inc. ............... 55,619 5,678,144
Stewart Information Services Corp. ............. 21,370 1,604,673
Trupanion, Inc.
(a)
......................... 19,053 1,015,715
Unum Group ............................ 65,782 5,058,636
White Mountains Insurance Group Ltd.
(b)
......... 1,165 2,341,638
67,762,530
a
Interactive Media & Services  — 0.5%
Reddit, Inc., Class A
(a)
...................... 19,222 2,704,343
Trump Media & Technology Group Corp.
(a)
........ 33,376 1,054,682
Vimeo, Inc.
(a)
............................ 145,591 950,709
Yelp, Inc.
(a)
............................. 27,047 1,033,736
Ziff Davis, Inc.
(a)
.......................... 27,262 1,604,369
ZoomInfo Technologies, Inc.
(a)
................ 151,462 1,656,994
9,004,833
a
IT Services  — 0.5%
ASGN, Inc.
(a)
............................ 30,038 2,749,979
Core Scientific, Inc.
(a)
...................... 63,583 1,136,864
Couchbase, Inc.
(a)(b)
....................... 49,642 1,018,157
DXC Technology Co.
(a)(b)
.................... 89,338 2,010,105
Kyndryl Holdings, Inc.
(a)
..................... 59,859 2,077,706
8,992,811
a
Leisure Products  — 0.6%
Brunswick Corp. ......................... 12,029 968,455
Hasbro, Inc. ............................ 56,903 3,707,230
Malibu Boats, Inc., Class A
(a)(b)
................ 23,509 1,019,115
Mattel, Inc.
(a)
............................ 123,081 2,341,001
Peloton Interactive, Inc., Class A
(a)
............. 115,821 1,197,589
Topgolf Callaway Brands Corp.
(a)
.............. 118,913 1,001,247
YETI Holdings, Inc.
(a)
...................... 59,861 2,416,589
12,651,226
a
Life Sciences Tools & Services  — 0.6%
Azenta, Inc.
(a)(b)
.......................... 41,398 1,913,002
Bruker Corp. ............................ 36,059 2,089,619
Fortrea Holdings, Inc.
(a)
..................... 45,107 949,502
Medpace Holdings, Inc.
(a)
................... 8,351 2,844,601
Repligen Corp.
(a)
......................... 23,590 3,551,239
Sotera Health Co.
(a)
....................... 71,177 937,401
12,285,364
a
Machinery  — 4.4%
AGCO Corp. ............................ 32,014 3,240,137
Alamo Group, Inc.
(b)
....................... 12,265 2,452,387
Allison Transmission Holdings, Inc. ............. 36,165 4,285,552
Astec Industries, Inc. ...................... 26,159 1,009,999
Security Shares Value
a
Machinery (continued)
Chart Industries, Inc.
(a)
..................... 13,910 $ 2,688,107
Columbus McKinnon Corp. .................. 26,722 1,049,907
Crane Co. .............................. 19,363 3,525,615
Donaldson Co., Inc. ....................... 61,185 4,775,489
Douglas Dynamics, Inc. .................... 40,426 1,046,629
Energy Recovery, Inc.
(a)
.................... 96,636 1,503,656
Enerpac Tool Group Corp., Class A ............. 62,383 3,010,604
Enpro, Inc. ............................. 15,530 2,936,723
ESCO Technologies, Inc. ................... 17,263 2,562,002
Federal Signal Corp. ...................... 25,947 2,527,497
Flowserve Corp. ......................... 67,886 4,142,404
Franklin Electric Co., Inc. ................... 39,945 4,326,043
Gates Industrial Corp. PLC
(a)
................. 62,970 1,395,415
Greenbrier Companies, Inc. (The) .............. 15,848 1,077,664
Hillenbrand, Inc. ......................... 42,107 1,432,901
ITT, Inc. ............................... 35,672 5,569,113
John Bean Technologies Corp. ................ 13,343 1,681,485
Lincoln Electric Holdings, Inc. ................ 16,416 3,586,568
Lindsay Corp. ........................... 13,110 1,740,615
Middleby Corp. (The)
(a)
..................... 7,148 1,024,952
Mueller Water Products, Inc., Class A ........... 178,152 4,460,926
Oshkosh Corp. .......................... 52,495 5,963,957
REV Group, Inc. ......................... 32,580 1,010,632
SPX Technologies, Inc.
(a)
.................... 19,810 3,495,276
Tennant Co. ............................ 11,394 1,006,888
Terex Corp. ............................. 31,408 1,720,844
Trinity Industries, Inc. ...................... 53,281 2,008,694
Wabash National Corp. ..................... 61,432 1,218,197
Watts Water Technologies, Inc., Class A .......... 18,910 4,080,589
87,557,467
a
Media  — 1.0%
Cable One, Inc. .......................... 6,041 2,538,549
EchoStar Corp., Class A
(a)
................... 44,665 1,129,578
Liberty Broadband Corp., Class A
(a)(b)
............ 22,894 1,938,435
Liberty Broadband Corp., Class C, NVS
(a)
........ 18,306 1,558,573
Magnite, Inc.
(a)
........................... 57,646 967,876
New York Times Co. (The), Class A ............. 60,154 3,263,956
Nexstar Media Group, Inc. ................... 6,818 1,163,083
Paramount Global, Class B, NVS .............. 260,285 2,824,092
Sirius XM Holdings, Inc.
(b)
................... 74,138 1,998,019
TEGNA, Inc. ............................ 156,901 2,945,032
20,327,193
a
Metals & Mining  — 1.7%
Alcoa Corp. ............................. 95,333 4,426,311
ATI, Inc.
(a)
.............................. 52,862 3,180,707
Carpenter Technology Corp. ................. 17,832 3,460,121
Cleveland-Cliffs, Inc.
(a)
..................... 123,605 1,538,882
Coeur Mining, Inc.
(a)(b)
...................... 158,909 1,026,552
Commercial Metals Co. ..................... 66,811 4,121,571
Compass Minerals International, Inc. ............ 78,713 1,214,542
Hecla Mining Co. ......................... 185,164 1,022,105
Materion Corp. .......................... 8,060 931,897
MP Materials Corp., Class A
(a)
................ 50,499 1,064,014
Olympic Steel, Inc. ........................ 24,550 1,037,974
Radius Recycling, Inc., Class A ............... 107,347 2,127,617
Royal Gold, Inc. .......................... 37,499 5,484,604
United States Steel Corp. ................... 73,932 3,014,208
Warrior Met Coal, Inc. ...................... 14,932 1,050,018
34,701,123
a
Mortgage REITs  — 0.4%
AGNC Investment Corp. .................... 250,295 2,417,850
Blackstone Mortgage Trust, Inc., Class A ......... 63,449 1,219,490

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Mortgage REITs (continued)
Invesco Mortgage Capital, Inc. ................ 132,277 $ 1,104,513
KKR Real Estate Finance Trust, Inc. ............ 115,172 1,339,450
Starwood Property Trust, Inc. ................. 71,422 1,454,866
7,536,169
a
Multi-Utilities  — 0.3%
Avista Corp. ............................ 120,228 4,651,622
Unitil Corp. ............................. 16,412 985,048
5,636,670
a
Office REITs  — 1.1%
Brandywine Realty Trust .................... 249,958 1,399,765
COPT Defense Properties ................... 122,876 4,048,764
Cousins Properties, Inc. .................... 127,328 4,041,391
Easterly Government Properties, Inc. ........... 151,320 1,864,262
Highwoods Properties, Inc. .................. 72,009 2,337,412
Hudson Pacific Properties, Inc. ................ 229,850 884,922
JBG SMITH Properties ..................... 71,201 1,216,825
Kilroy Realty Corp. ........................ 31,484 1,307,531
Piedmont Office Realty Trust, Inc., Class A ........ 102,724 977,932
SL Green Realty Corp. ..................... 24,546 1,919,252
Vornado Realty Trust ...................... 39,050 1,681,103
21,679,159
a
Oil, Gas & Consumable Fuels  — 3.0%
Antero Midstream Corp. .................... 181,874 2,904,528
Antero Resources Corp.
(a)
................... 144,757 4,732,106
California Resources Corp. .................. 31,969 1,891,286
Civitas Resources, Inc. ..................... 19,374 1,005,123
Clean Energy Fuels Corp.
(a)
.................. 410,242 1,263,545
CNX Resources Corp.
(a)(b)
................... 118,341 4,795,177
Delek U.S. Holdings, Inc. ................... 53,028 1,010,184
DT Midstream, Inc. ........................ 51,285 5,442,364
EnLink Midstream LLC ..................... 162,814 2,606,652
Excelerate Energy, Inc., Class A ............... 36,390 1,126,998
Green Plains, Inc.
(a)
....................... 63,922 690,358
Hess Midstream, LP, Class A ................. 77,443 2,935,090
Kinetik Holdings, Inc., Class A ................ 57,006 3,364,494
Kosmos Energy Ltd.
(a)
...................... 780,401 3,074,780
Murphy Oil Corp. ......................... 118,066 3,833,603
PBF Energy, Inc., Class A ................... 32,636 1,027,708
Permian Resources Corp., Class A ............. 261,731 4,098,708
Range Resources Corp. .................... 155,245 5,548,456
SM Energy Co. .......................... 42,806 1,934,403
Talos Energy, Inc.
(a)
....................... 113,150 1,272,938
Uranium Energy Corp.
(a)
.................... 134,338 1,116,349
VAALCO Energy, Inc. ...................... 182,520 934,502
Viper Energy, Inc. ........................ 29,565 1,599,762
World Kinect Corp. ........................ 36,785 1,064,926
59,274,040
a
Paper & Forest Products  — 0.2%
Louisiana-Pacific Corp. ..................... 27,674 3,271,067
Magnera Corp.
(a)(b)
........................ 52,216 1,069,384
4,340,451
a
Passenger Airlines  — 0.2%
Alaska Air Group, Inc.
(a)
..................... 58,902 3,098,245
JetBlue Airways Corp.
(a)
.................... 138,863 829,012
3,927,257
a
Personal Care Products  — 0.2%
BellRing Brands, Inc.
(a)
..................... 25,870 2,029,760
elf Beauty, Inc.
(a)
......................... 19,540 2,530,821
4,560,581
a
Security Shares Value
a
Pharmaceuticals  — 1.2%
Arvinas, Inc.
(a)
........................... 37,867 $ 1,011,806
Avadel Pharmaceuticals PLC
(a)
................ 80,463 889,921
Axsome Therapeutics, Inc.
(a)
................. 9,896 971,985
Cassava Sciences, Inc.
(a)(b)
.................. 38,185 146,630
Corcept Therapeutics, Inc.
(a)
................. 20,404 1,176,903
Edgewise Therapeutics, Inc.
(a)
................ 29,003 957,099
Elanco Animal Health, Inc.
(a)
.................. 213,003 2,813,770
Enliven Therapeutics, Inc.
(a)(b)
................. 37,309 909,593
Harrow, Inc.
(a)(b)
.......................... 18,650 781,622
Intra-Cellular Therapies, Inc.
(a)
................ 32,238 2,761,185
Jazz Pharmaceuticals PLC
(a)
................. 24,863 3,023,092
Longboard Pharmaceuticals, Inc.
(a)
............. 25,576 1,534,048
Organon & Co. .......................... 106,406 1,688,663
Perrigo Co. PLC ......................... 38,220 1,090,799
Phathom Pharmaceuticals, Inc.
(a)
.............. 98,591 874,502
Phibro Animal Health Corp., Class A ............ 38,696 904,326
Pliant Therapeutics, Inc.
(a)(b)
.................. 69,811 963,392
Tarsus Pharmaceuticals, Inc.
(a)
................ 24,058 1,261,842
WaVe Life Sciences Ltd.
(a)
................... 61,282 925,358
24,686,536
a
Professional Services  — 2.6%
Alight, Inc., Class A ....................... 115,739 925,912
CACI International, Inc., Class A
(a)
............. 8,153 3,749,402
CBIZ, Inc.
(a)
............................. 13,545 1,118,546
Clarivate PLC
(a)(b)
......................... 295,762 1,694,716
Concentrix Corp. ......................... 24,013 1,079,384
CSG Systems International, Inc. ............... 40,139 2,200,019
ExlService Holdings, Inc.
(a)
.................. 109,830 5,091,719
Exponent, Inc. ........................... 13,441 1,326,761
First Advantage Corp.
(a)
..................... 135,595 2,607,492
FTI Consulting, Inc.
(a)
...................... 18,969 3,841,602
Huron Consulting Group, Inc.
(a)
................ 11,918 1,463,650
ICF International, Inc. ...................... 9,141 1,266,668
KBR, Inc. .............................. 104,946 6,383,865
Korn Ferry ............................. 19,309 1,512,667
Maximus, Inc. ........................... 11,691 870,979
Parsons Corp.
(a)
.......................... 22,826 2,189,242
Paycor HCM, Inc.
(a)
....................... 61,904 1,117,986
Paylocity Holding Corp.
(a)
................... 21,693 4,502,165
Robert Half, Inc. ......................... 53,534 3,994,172
TriNet Group, Inc. ........................ 15,732 1,469,841
UL Solutions, Inc., Class A ................... 23,922 1,285,329
Upwork, Inc.
(a)
........................... 61,425 1,042,382
Verra Mobility Corp., Class A
(a)
................ 41,913 991,662
51,726,161
a
Real Estate Management & Development  — 0.8%
Anywhere Real Estate, Inc.
(a)
................. 237,857 1,165,499
Compass, Inc., Class A
(a)
.................... 147,804 1,047,930
Cushman & Wakefield PLC
(a)(b)
................ 92,390 1,413,567
Howard Hughes Holdings, Inc.
(a)(b)
.............. 41,229 3,576,204
Jones Lang LaSalle, Inc.
(a)
................... 25,112 7,046,427
Kennedy-Wilson Holdings, Inc. ................ 86,810 1,005,260
Marcus & Millichap, Inc. .................... 23,644 983,827
16,238,714
a
Retail REITs  — 1.0%
Acadia Realty Trust ....................... 63,753 1,648,015
Agree Realty Corp. ....................... 19,178 1,472,870
Brixmor Property Group, Inc. ................. 145,895 4,387,063
Federal Realty Investment Trust ............... 51,642 6,024,039
Macerich Co. (The) ....................... 68,341 1,449,513
NETSTREIT Corp. ........................ 60,486 980,478
Phillips Edison & Co., Inc. ................... 26,789 1,058,166

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Retail REITs (continued)
SITE Centers Corp. ....................... 61,196 $ 949,762
Tanger, Inc. ............................. 27,328 1,010,316
18,980,222
a
Semiconductors & Semiconductor Equipment  — 1.9%
Cirrus Logic, Inc.
(a)
........................ 27,566 2,879,269
Credo Technology Group Holding Ltd.
(a)
.......... 55,681 2,726,142
Ichor Holdings Ltd.
(a)
....................... 30,240 990,662
Impinj, Inc.
(a)
............................ 7,140 1,372,379
Kulicke & Soffa Industries, Inc. ................ 49,237 2,384,056
Lattice Semiconductor Corp.
(a)
................ 64,548 3,663,099
MACOM Technology Solutions Holdings, Inc.
(a)
..... 13,458 1,787,492
MKS Instruments, Inc. ..................... 18,681 2,122,909
Onto Innovation, Inc.
(a)
..................... 27,419 4,501,651
PDF Solutions, Inc.
(a)
...................... 30,177 953,593
Penguin Solutions, Inc.
(a)
.................... 56,651 1,027,649
Power Integrations, Inc. .................... 17,459 1,143,739
Rambus, Inc.
(a)
.......................... 46,710 2,700,305
Semtech Corp.
(a)
......................... 22,768 1,458,063
Silicon Laboratories, Inc.
(a)
................... 17,190 1,902,073
SiTime Corp.
(a)
........................... 4,752 1,009,230
Universal Display Corp. .................... 10,007 1,646,352
Veeco Instruments, Inc.
(a)
................... 87,231 2,431,128
Wolfspeed, Inc.
(a)(b)
........................ 118,599 1,136,178
37,835,969
a
Software  — 6.8%
A10 Networks, Inc. ........................ 59,568 1,015,634
ACI Worldwide, Inc.
(a)
...................... 60,658 3,446,588
Adeia, Inc. ............................. 85,286 1,033,666
Agilysys, Inc.
(a)
.......................... 8,644 1,160,889
Alarm.com Holdings, Inc.
(a)
.................. 20,151 1,312,636
Alkami Technology, Inc.
(a)(b)
.................. 25,985 1,025,628
Altair Engineering, Inc., Class A
(a)
.............. 25,181 2,659,365
Appfolio, Inc., Class A
(a)
.................... 8,453 2,144,949
Asana, Inc., Class A
(a)
...................... 66,431 1,017,059
Aurora Innovation, Inc., Class A
(a)(b)
............. 316,710 2,049,114
AvePoint, Inc., Class A
(a)(b)
................... 61,257 1,081,186
BILL Holdings, Inc.
(a)
....................... 31,932 2,880,905
Blackbaud, Inc.
(a)
......................... 31,128 2,612,884
BlackLine, Inc.
(a)
......................... 23,835 1,478,008
Box, Inc., Class A
(a)
....................... 69,323 2,432,544
Braze, Inc., Class A
(a)
...................... 26,597 1,056,433
C3.ai, Inc., Class A
(a)(b)
..................... 35,664 1,325,988
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
........ 140,952 1,775,995
Cleanspark, Inc.
(a)(b)
....................... 74,308 1,066,320
Clearwater Analytics Holdings, Inc., Class A
(a)
...... 51,440 1,596,698
Commvault Systems, Inc.
(a)
.................. 23,058 3,956,522
Confluent, Inc., Class A
(a)
................... 100,625 3,103,275
Digimarc Corp.
(a)
......................... 30,735 1,041,609
Dolby Laboratories, Inc., Class A .............. 39,082 3,060,902
DoubleVerify Holdings, Inc.
(a)
................. 91,037 1,850,782
Dropbox, Inc., Class A
(a)
.................... 129,621 3,585,317
E2open Parent Holdings, Inc., Class A
(a)
......... 302,759 920,387
Elastic NV
(a)
............................ 37,982 4,157,510
Five9, Inc.
(a)(b)
........................... 38,159 1,575,204
Freshworks, Inc., Class A
(a)
.................. 58,419 934,120
Gitlab, Inc., Class A
(a)(b)
..................... 45,864 2,923,830
Guidewire Software, Inc.
(a)
................... 38,946 7,901,754
HashiCorp, Inc., Class A
(a)
................... 60,535 2,035,187
Hut 8 Corp.
(a)
............................ 39,272 1,100,401
Informatica, Inc., Class A
(a)
.................. 38,070 1,009,616
Intapp, Inc.
(a)
............................ 26,191 1,638,247
InterDigital, Inc. .......................... 14,171 2,776,949
JFrog Ltd.
(a)
............................. 37,211 1,159,123
Security Shares Value
a
Software (continued)
Klaviyo, Inc., Class A
(a)
..................... 26,396 $ 980,347
Life360, Inc.
(a)
........................... 21,978 1,083,735
LiveRamp Holdings, Inc.
(a)
................... 33,924 1,029,933
MARA Holdings, Inc.
(a)
..................... 89,028 2,441,148
Matterport, Inc., Class A
(a)
................... 204,961 975,614
MeridianLink, Inc.
(a)
....................... 42,052 981,914
N-able, Inc.
(a)
............................ 88,345 922,322
nCino, Inc.
(a)(b)
........................... 23,514 987,353
NCR Voyix Corp.
(a)
........................ 74,217 1,076,889
NextNav, Inc.
(a)(b)
......................... 70,927 1,233,421
PagerDuty, Inc.
(a)(b)
........................ 54,490 1,157,368
Pegasystems, Inc. ........................ 21,635 2,054,676
Procore Technologies, Inc.
(a)
................. 45,449 3,690,459
Progress Software Corp. .................... 69,351 4,744,302
PROS Holdings, Inc.
(a)
..................... 41,914 971,147
Q2 Holdings, Inc.
(a)
........................ 27,552 2,885,797
RingCentral, Inc., Class A
(a)
.................. 26,944 1,013,903
Riot Platforms, Inc.
(a)(b)
..................... 76,676 969,951
Rubrik, Inc., Class A
(a)(b)
..................... 21,654 1,100,456
SentinelOne, Inc., Class A
(a)
.................. 85,480 2,389,166
Smartsheet, Inc., Class A
(a)
.................. 49,398 2,763,818
SoundHound AI, Inc., Class A
(a)(b)
.............. 154,514 1,438,525
SPS Commerce, Inc.
(a)
..................... 15,475 2,987,758
Tenable Holdings, Inc.
(a)
.................... 50,698 2,128,302
Teradata Corp.
(a)
......................... 61,889 1,912,370
UiPath, Inc., Class A
(a)
..................... 167,741 2,383,600
Unity Software, Inc.
(a)(b)
..................... 101,788 2,454,109
Varonis Systems, Inc.
(a)
..................... 19,943 996,352
Verint Systems, Inc.
(a)
...................... 40,056 1,009,411
Vertex, Inc., Class A
(a)(b)
..................... 19,326 1,048,436
Workiva, Inc., Class A
(a)
..................... 46,168 4,489,838
Zuora, Inc., Class A
(a)
...................... 99,610 989,127
136,194,771
a
Specialized REITs  — 0.7%
CubeSmart ............................. 80,283 3,978,825
EPR Properties .......................... 22,945 1,041,015
Outfront Media, Inc. ....................... 68,780 1,321,264
PotlatchDeltic Corp. ....................... 105,904 4,748,735
Rayonier, Inc. ........................... 31,489 1,003,554
Uniti Group, Inc. ......................... 274,660 1,623,241
13,716,634
a
Specialty Retail  — 3.2%
Abercrombie & Fitch Co., Class A
(a)
............. 23,056 3,451,253
Advance Auto Parts, Inc. .................... 28,059 1,160,240
American Eagle Outfitters, Inc. ................ 78,544 1,511,187
Arko Corp. ............................. 143,259 1,025,734
Asbury Automotive Group, Inc.
(a)
............... 7,543 1,959,898
AutoNation, Inc.
(a)
......................... 5,860 1,048,295
Bath & Body Works, Inc. .................... 75,446 2,734,163
Boot Barn Holdings, Inc.
(a)(b)
.................. 12,182 1,670,639
Caleres, Inc. ............................ 30,851 958,541
Camping World Holdings, Inc., Class A .......... 41,044 1,003,115
Chewy, Inc., Class A
(a)
..................... 47,942 1,601,742
Five Below, Inc.
(a)
......................... 23,837 2,209,690
Floor & Decor Holdings, Inc., Class A
(a)(b)
......... 34,725 3,896,492
Foot Locker, Inc.
(a)
........................ 40,321 1,014,073
GameStop Corp., Class A
(a)
.................. 159,715 4,639,721
Gap, Inc. (The) .......................... 93,488 2,267,084
Group 1 Automotive, Inc. .................... 8,185 3,485,173
Leslie's, Inc.
(a)
........................... 335,807 772,356
Lithia Motors, Inc.
(b)
....................... 13,670 5,288,923
Monro, Inc. ............................. 32,885 924,726
Murphy USA, Inc. ........................ 13,321 7,297,244

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
National Vision Holdings, Inc.
(a)
............... 119,726 $ 1,448,685
RH
(a)
................................. 3,677 1,416,160
Sally Beauty Holdings, Inc.
(a)
................. 77,717 1,082,598
Signet Jewelers Ltd. ....................... 17,158 1,719,232
Upbound Group, Inc. ...................... 38,308 1,317,412
Valvoline, Inc.
(a)
.......................... 69,139 2,745,510
Victoria's Secret & Co.
(a)
.................... 26,948 1,046,660
Warby Parker, Inc., Class A
(a)
................. 45,788 1,032,061
Wayfair, Inc., Class A
(a)
..................... 25,046 1,158,127
62,886,734
a
Technology Hardware, Storage & Peripherals  — 0.2%
IonQ, Inc.
(a)
............................. 60,677 2,214,711
Xerox Holdings Corp. ...................... 117,508 1,074,023
3,288,734
a
Textiles, Apparel & Luxury Goods  — 1.6%
Capri Holdings Ltd.
(a)(b)
..................... 49,215 1,152,123
Carter's, Inc. ............................ 18,141 989,954
Columbia Sportswear Co. ................... 11,300 985,812
Crocs, Inc.
(a)(b)
........................... 28,064 2,963,558
Hanesbrands, Inc.
(a)
....................... 168,495 1,465,907
Kontoor Brands, Inc. ....................... 30,794 2,826,273
Levi Strauss & Co., Class A .................. 77,458 1,352,417
Movado Group, Inc. ....................... 60,518 1,231,541
PVH Corp. ............................. 29,207 3,165,163
Ralph Lauren Corp., Class A ................. 9,247 2,139,756
Steven Madden Ltd. ....................... 48,286 2,200,876
Tapestry, Inc. ............................ 89,721 5,587,824
Under Armour, Inc., Class A
(a)(b)
............... 99,106 962,319
VF Corp. .............................. 169,873 3,436,531
Wolverine World Wide, Inc. .................. 44,802 1,038,958
31,499,012
a
Trading Companies & Distributors  — 2.0%
Air Lease Corp., Class A .................... 36,782 1,872,204
Applied Industrial Technologies, Inc. ............ 9,070 2,491,710
Beacon Roofing Supply, Inc.
(a)
................ 21,640 2,445,753
Boise Cascade Co. ....................... 21,895 3,231,702
Core & Main, Inc., Class A
(a)
.................. 93,798 4,553,893
DNOW, Inc.
(a)
........................... 66,137 995,362
FTAI Aviation Ltd. ......................... 30,100 5,081,482
GATX Corp. ............................ 17,595 2,888,395
Herc Holdings, Inc. ........................ 16,523 3,833,336
McGrath RentCorp ........................ 13,814 1,683,236
MRC Global, Inc.
(a)
........................ 73,436 1,025,901
Rush Enterprises, Inc., Class A ............... 14,806 917,232
Rush Enterprises, Inc., Class B ............... 18,100 1,031,881
SiteOne Landscape Supply, Inc.
(a)
.............. 23,405 3,586,816
WESCO International, Inc. ................... 23,887 5,053,772
40,692,675
a
Water Utilities  — 0.2%
American States Water Co. .................. 11,785 1,005,378
California Water Service Group ............... 20,839 1,066,749
SJW Group ............................. 18,064 1,006,526
3,078,653
a
Wireless Telecommunication Services  — 0.1%
Gogo, Inc.
(a)
............................ 121,620 976,608
Telephone and Data Systems, Inc. ............. 42,849 1,464,579
2,441,187
a
Total Common Stocks — 99.5%
(Cost: $1,580,016,714) ............................... 1,984,381,669
Security Shares Value
a
Rights
Biotechnology  — 0.0%
Chinook Therapeutics, Inc., CVR (Expires 01/01/26)
(a)(c)
30,052 $ 25,244
a
Total Rights — 0.0%
(Cost: $–) ........................................ 25,244
Total Long-Term Investments — 99.5%
(Cost: $1,580,016,714) ............................... 1,984,406,913
a
Short-Term Securities
Money Market Funds  —  4.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.79%
(d)(e)(f)
...................... 90,779,229 90,824,619
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.62%
(d)(e)
............................ 6,402,297 6,402,297
a
Total Short-Term Securities — 4.9%
(Cost: $97,173,142) ................................. 97,226,916
Total Investments — 104.4%
(Cost: $1,677,189,856) ............................... 2,081,633,829
Liabilities in Excess of Other Assets — (4.4)% ............... (88,539,969)
Net Assets — 100.0% ................................. $ 1,993,093,860
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
  Shares Held
at 11/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 94,867,934  $ —  $ (4,027,619)
(a)
$ (6,618) $ (9,078) $ 90,824,619  90,779,229  $ 171,162
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,966,077  —  (563,780)
(a)
—  —  6,402,297  6,402,297  58,359  —
$ (6,618) $ (9,078)
$ 97,226,916
$ 229,521  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 47 12/20/24 $ 5,745 $ 276,677
E-Mini S&P MidCap 400 Index ............................................................. 14 12/20/24 4,729 167,353
$ 444,030

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,984,381,669  $ —  $ —  $ 1,984,381,669
Rights ................................................ —  —  25,244  25,244
Short-Term Securities
Money Market Funds ...................................... 97,226,916  —  —  97,226,916
$ 2,081,608,585  $ —  $ 25,244  $ 2,081,633,829
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 444,030  $ —  $ —  $ 444,030
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)